UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of February 28, 2019 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets
	Argentina – 5.4%
7,003	MercadoLibre, Inc.(a)	$3,212,906

	Brazil – 2.0%
261,641	Ambev S.A., ADR	1,185,234

	China – 15.4%
19,030	Alibaba Group Holding Ltd., Sponsored ADR(a)	3,483,061
9,876	Baidu, Inc., Sponsored ADR(a)	1,605,245
40,600	Tencent Holdings Ltd.	1,738,623
56,197	Yum China Holdings, Inc.	2,344,539

		9,171,468

	Denmark – 3.4%
40,904	Novo Nordisk AS, Class B	2,005,343

	France – 4.3%
21,125	Danone	1,595,555
8,975	Sodexo S.A.	985,771

		2,581,326

	Italy – 0.8%
146,800	Prada SpA	470,358

	Netherlands – 2.2%
1,735	Adyen NV, 144A(a)	1,299,184

	Switzerland – 8.6%
13,846	Nestle S.A., (Registered)	1,252,424
14,270	Novartis AG, (Registered)	1,300,482
9,340	Roche Holding AG	2,592,076

		5,144,982

	United Kingdom – 7.6%
24,224	Diageo PLC	938,055
57,781	Experian PLC	1,503,152
9,729	Reckitt Benckiser Group PLC	743,046
24,555	Unilever NV	1,329,840

		4,514,093

	United States – 49.0%
2,238	Alphabet, Inc., Class A(a)	2,521,219
2,162	Amazon.com, Inc.(a)	3,545,312
5,660	American Express Co.	609,808
24,556	Coca-Cola Co. (The)	1,113,369
15,610	Colgate-Palmolive Co.	1,028,231
2,942	Core Laboratories NV	190,671
14,364	Deere & Co.	2,356,271
12,997	Expeditors International of Washington, Inc.	974,125
16,917	Facebook, Inc., Class A(a)	2,731,250
14,425	Microsoft Corp.	1,616,033

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
53,952	Oracle Corp.	$2,812,518
14,519	Procter & Gamble Co. (The)	1,430,847
22,432	QUALCOMM, Inc.	1,197,644
22,388	Schlumberger Ltd.	986,415
16,304	SEI Investments Co.	860,036
63,070	Under Armour, Inc., Class A(a)	1,422,229
17,874	Visa, Inc., Class A	2,647,497
12,291	Yum! Brands, Inc.	1,161,500

		29,204,975

	Total Common Stocks (Identified Cost $56,080,276)	58,789,869

Principal Amount
Short-Term Investments – 1.3%
$763,975	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2019 at 1.500% to be repurchased at $764,007 on 3/01/2019 collateralized by $775,000 U.S. Treasury Note, 2.625% due 12/15/2021 valued at $782,104 including accrued interest(b) (Identified Cost $763,975)	763,975

	Total Investments – 100.0% (Identified Cost $56,844,251)	59,553,844
	Other assets less liabilities – 0.0%	26,521

	Net Assets – 100.0%	$59,580,365

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of February 28, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$17,753,909	29.8%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the value of Rule 144A holdings amounted to $1,299,184 or 2.2% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$7,432,845	$1,738,623	$—	$9,171,468
Denmark	—	2,005,343	—	2,005,343
France	—	2,581,326	—	2,581,326
Italy	—	470,358	—	470,358
Netherlands	—	1,299,184	—	1,299,184
Switzerland	—	5,144,982	—	5,144,982
United Kingdom	—	4,514,093	—	4,514,093
All Other Common Stocks*	33,603,115	—	—	33,603,115

Total Common Stocks	$41,035,960	$17,753,909	$—	$58,789,869

Short-Term Investments	—	763,975	—	763,975

Total	$41,035,960	$18,517,884	$—	$59,553,844

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $920,502 was transferred from Level 1 to Level 2 during the period ended February 28, 2019. At November 30, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At February 28, 2019, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at February 28, 2019 (Unaudited)

Internet & Direct Marketing Retail	17.3%
Interactive Media & Services	14.4
Pharmaceuticals	9.9
Hotels, Restaurants & Leisure	7.5
Software	7.4
IT Services	6.6
Beverages	5.5
Household Products	5.4
Food Products	4.8
Machinery	4.0
Textiles, Apparel & Luxury Goods	3.2
Professional Services	2.5
Personal Products	2.2
Semiconductors & Semiconductor Equipment	2.0
Energy Equipment & Services	2.0
Other Investments, less than 2% each	4.0
Short-Term Investments	1.3

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

Currency Exposure Summary at February 28, 2019 (Unaudited)

United States Dollar	70.2%
Euro	8.7
Swiss Franc	8.6
British Pound	5.4
Hong Kong Dollar	3.7
Danish Krone	3.4

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 90.0% of Net Assets
	Aerospace & Defense – 1.8%
$19,019,423	Advanced Integration Technology LP, 2017 Term Loan B, LIBOR + 4.750%, 7.379%, 4/03/2023(a)	$18,781,680
15,982,894	Constellis Holdings LLC, 2017 1st Lien Term Loan, LIBOR + 5.000%, 7.744%, 4/21/2024(a)	15,383,535
4,298,588	CPI International, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.993%, 7/26/2024(b)	4,248,423
13,611,827	MHVC Acquisition Corp., 2017 Term Loan, 3-month LIBOR + 5.250%, 8.060%, 4/29/2024(b)	13,237,502
10,540,627	WP CPP Holdings LLC, 2018 Term Loan, LIBOR + 3.750%, 6.509%, 4/30/2025(a)	10,496,672

		62,147,812

	Airlines – 0.5%
1,815,000	Allegiant Travel Co., Term Loan B, 2/05/2024(c)	1,810,463
8,711,000	Allegiant Travel Co., Term Loan B, 3-month LIBOR + 4.500%, 7.233%, 2/05/2024(b)	8,689,222
7,457,473	Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.270%, 11/29/2025(b)	7,504,082

		18,003,767

	Automotive – 5.2%
4,714,169	Autodata, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.743%, 12/13/2024(b)	4,631,671
16,823,006	BBB Industries U.S. Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 7.012%, 8/01/2025(b)	16,612,719
17,489,253	Capital Automotive LP, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.493%, 3/24/2025(b)	17,431,014
19,736,589	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 6.879%, 5/19/2023(b)	19,095,150
17,086,467	DexKo Global, Inc., 2018 USD Term Loan, 1-month LIBOR + 3.500%, 5.993%, 7/24/2024(b)	16,908,426
12,597,317	Holley Purchaser, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.744%, 10/24/2025(b)	12,345,371
12,006,693	Innovative Xcessories & Services LLC, Term Loan B, 1-month LIBOR + 4.750%, 7.250%, 11/29/2022(b)	11,916,643
14,142,450	K&N Engineering, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 7.243%, 10/19/2023(b)	14,001,025
15,633,440	L&W, Inc., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.493%, 5/22/2025(b)	15,438,022
15,670,303	Trico Group LLC, 2019 Incremental Term Loan, Prime + 6.000%, 11.500%, 2/02/2024(b)	14,886,788
19,603,032	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.243%, 4/21/2024(b)	19,161,964
8,630,309	U.S. Farathane LLC, 2017 Term Loan B4, 3-month LIBOR + 3.500%, 6.303%, 12/23/2021(b)	8,371,400
9,664,000	Wand NewCo 3, Inc., 2019 1st Lien Term Loan, 3-month LIBOR + 3.500%, 6.014%, 2/05/2026(b)	9,685,744

		180,485,937

Principal Amount	Description	Value (†)
Senior Loans – continued
	Brokerage – 0.2%
$5,779,000	Citadel Securities LP, Term Loan B, 2/22/2026(c)	$5,793,448
1,903,000	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 3-month LIBOR + 6.750%, 9.537%, 7/20/2026(b)	1,887,148

		7,680,596

	Building Materials – 3.2%
20,176,102	CPG International, Inc., 2017 Term Loan, 6-month LIBOR + 3.750%, 6.633%, 5/05/2024(b)	20,024,782
12,218,568	DiversiTech Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.803%, 6/03/2024(b)	11,882,558
8,700,000	GYP Holdings III Corp., 2018 Term Loan B, 1-month LIBOR + 2.750%, 5.243%, 6/01/2025(b)	8,431,779
21,024,308	Interior Logic Group, Inc., 2018 Term Loan B, 3-month LIBOR + 4.000%, 6.803%, 5/30/2025(b)	20,735,223
15,640,951	Janus International Group LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.493%, 2/12/2025(b)	15,054,415
5,956,227	Mannington Mills, Inc., Term Loan B, 3-month LIBOR + 3.750%, 6.553%, 10/01/2021(b)	5,963,672
17,530,522	NCI Building Systems, Inc., 2018 Term Loan, 3-month LIBOR + 3.750%, 6.547%, 4/12/2025(b)	17,026,519
3,595,473	VC GB Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.493%, 2/28/2024(b)	3,505,586
3,625,860	VC GB Holdings, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.493%, 2/28/2025(b)	3,544,278
5,227,526	Wilsonart LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 6.060%, 12/19/2023(b)	5,188,319

		111,357,131

	Cable Satellite – 0.2%
7,206,000	CSC Holdings LLC, 2019 Term Loan B, 3-month LIBOR + 3.000%, 5.591%, 4/15/2027(b)	7,193,389

	Chemicals – 1.5%
1,140,638	Allnex (Luxembourg) & Cy SCA, 2016 USD Term Loan B2, LIBOR + 3.250%, 5.879%, 9/13/2023(a)	1,125,433
859,362	Allnex USA, Inc., USD Term Loan B3, LIBOR + 3.250%, 5.879%, 9/13/2023(a)	847,907
2,903,750	ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.493%, 11/18/2024(b)	2,860,194
7,244,000	Natgasoline LLC, Term Loan B, 3-month LIBOR + 3.500%, 6.250%, 11/14/2025(b)	7,244,000
15,672,408	PMHC II, Inc., 2018 1st Lien Term Loan, LIBOR + 3.500%, 6.149%, 3/31/2025(a)	15,280,598
12,600,000	Polymer Additives, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 6.000%, 8.493%, 7/31/2025(b)	11,340,000
15,701,106	Transcendia, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.993%, 5/30/2024(b)	15,046,841

		53,744,973

	Construction Machinery – 0.4%
3,266,549	Onsite Rental Group Pty Ltd., Notes, 6.100%, 10/26/2023, 144A(d)(e)(f)	2,515,243

Principal Amount	Description	Value (†)
Senior Loans – continued
	Construction Machinery – continued
$2,389,195	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.990%, 10/26/2022(b)	$2,341,411
7,483,770	Utility One Source LP, Term Loan B, 1-month LIBOR + 5.500%, 7.993%, 4/18/2023(g)	7,521,189

		12,377,843

	Consumer Cyclical Services – 8.0%
3,000,000	Access CIG LLC, 2018 1st Lien Term Loan, 2/27/2025(c)	2,964,990
8,560,694	Access CIG LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.243%, 2/27/2025(b)	8,460,791
9,475,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 10.243%, 2/27/2026(b)	9,344,719
1,074,684	Access CIG LLC, 2018 Delayed Draw Term Loan, 1-week LIBOR + 3.750%, 6.164%, 2/27/2025(b)	1,062,142
2,188,125	Access CIG LLC, 2018 Incremental Term Loan, 2/27/2025(c)	2,162,590
3,304,033	Access CIG LLC, 2018 Incremental Term Loan, 1-month LIBOR + 3.750%, 6.243%, 2/27/2025(b)	3,265,475
14,137,299	Allied Universal Holdco LLC, 2015 Term Loan, 1-month LIBOR + 3.750%, 6.243%, 7/28/2022(b)	13,875,759
10,000,000	Allied Universal Holdco LLC, Incremental Term Loan, 1-month LIBOR + 4.250%, 6.743%, 7/28/2022(b)	9,858,300
16,593,246	ASP MCS Acquisition Corp., Term Loan B, 1-month LIBOR + 4.750%, 7.243%, 5/18/2024(b)	13,399,046
5,920,667	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 3-month LIBOR + 7.500%, 10.239%, 10/03/2025(b)	5,772,650
16,757,729	Deerfield Dakota Holding LLC, 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.743%, 2/13/2025(b)	16,433,132
12,929,548	DG Investment Intermediate Holdings 2, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.493%, 2/03/2025(b)	12,670,958
1,890,000	DG Investment Intermediate Holdings 2, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 9.243%, 2/02/2026(b)	1,814,400
18,713,290	DTI Holdco, Inc., 2018 Term Loan B, LIBOR + 4.750%, 7.494%, 9/30/2023(a)	17,528,177
14,622,035	DTZ U.S. Borrower LLC, 2018 Add On Term Loan B, 1-month LIBOR + 3.250%, 5.743%, 8/21/2025(b)	14,498,625
12,393,761	Garda World Security Corp., 2017 Term Loan, 3-month LIBOR + 3.500%, 6.236%, 5/24/2024(b)	12,294,611
6,775,862	Guidehouse LLP, 2018 Term Loan, 1-month LIBOR + 3.000%, 5.493%, 5/01/2025(b)	6,691,164
14,000,388	Imagine! Print Solutions, Inc., 2017 Term Loan, 1-month LIBOR + 4.750%, 7.250%, 6/21/2022(b)	13,160,365
4,731,492	Mister Car Wash Holdings, Inc., Term Loan B, 8/20/2021(c)	4,696,006
9,668,508	Mister Car Wash Holdings, Inc., Term Loan B, 1-month LIBOR + 3.250%, 5.743%, 8/20/2021(b)	9,595,995
14,166,079	National Intergovernmental Purchasing Alliance Co., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.553%, 5/23/2025(b)	14,024,418
22,398,000	Quad/Graphics, Inc., 2018 Term Loan B, 1-month LIBOR + 5.000%, 7.500%, 1/31/2026(b)	22,314,008
14,677,984	Southern Graphics, Inc., 2018 Term Loan B, LIBOR + 3.250%, 5.788%, 12/31/2022(a)	13,234,698

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Cyclical Services – continued
$5,225,425	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.993%, 6/19/2024(b)	$5,012,070
4,565,076	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.743%, 6/30/2022(b)	4,542,250
9,988,751	TruGreen LP, 2017 Term Loan, 1-month LIBOR + 4.000%, 6.504%, 4/13/2023(b)	10,013,723
15,146,027	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.493%, 12/19/2023(b)	14,578,051
1,802	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, Prime + 3.000%, 8.500%, 12/19/2023(b)	1,734
12,481,248	West Corp., 2017 Term Loan, LIBOR + 4.000%, 6.629%, 10/10/2024(a)	11,789,538
2,235,190	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 5.250%, 5/18/2025(b)	2,165,340

		277,225,725

	Consumer Products – 8.0%
35,996,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.993%, 7/25/2022(b)	27,007,634
20,898,623	Anastasia Parent LLC, 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.243%, 8/11/2025(b)	19,803,535
15,105,214	Augusta Sportswear Group, Inc., Term Loan B, 1-month LIBOR + 4.500%, 6.993%, 10/26/2023(b)	14,198,901
6,548,000	Callaway Golf Co., Term Loan B, 1-month LIBOR + 4.500%, 7.014%, 12/14/2025(b)	6,568,495
14,961,832	CWGS Group LLC, 2016 Term Loan, 1-month LIBOR + 2.750%, 5.264%, 11/08/2023(g)	14,089,108
12,072,190	Global Appliance, Inc., Term Loan B, 1-month LIBOR + 4.000%, 6.500%, 9/29/2024(b)	12,011,829
12,405,681	Highline Aftermarket Acquisition LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 6.000%, 4/26/2025(b)	11,862,933
5,330,000	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 5/01/2024(c)	5,172,765
12,451,494	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.993%, 5/01/2024(b)	12,084,175
11,203,564	Ozark Holdings LLC, Term Loan B, 1-month LIBOR + 3.250%, 5.743%, 7/01/2023(b)	10,736,712
15,890,150	Pelican Products, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 6.012%, 5/01/2025(b)	15,631,935
16,310,781	Polyconcept Investments BV, USD 2016 Term Loan B, 1-month LIBOR + 3.750%, 6.243%, 8/16/2023(b)	16,310,781
8,814,686	Rodan & Fields LLC, 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.489%, 6/06/2025(b)	8,032,382
4,278,778	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 6.008%, 11/08/2023(g)	3,553,825
16,335,507	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.494%, 11/08/2024(b)	10,915,549
20,098,005	SIWF Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.731%, 6/15/2025(b)	19,997,515
15,853,227	Strategic Partners, Inc., 2016 Term Loan, 1-month LIBOR + 3.750%, 6.243%, 6/30/2023(b)	15,734,328
19,948,174	Thor Industries, Inc., USD Term Loan B, 3-month LIBOR + 3.750%, 6.313%, 2/01/2026(b)	19,349,729

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Products – continued
$17,134,100	Weight Watchers International, Inc., 2017 Term Loan B, 3-month LIBOR + 4.750%, 7.560%, 11/29/2024(b)	$16,591,463
17,960,599	Wellness Merger Sub, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.879%, 6/30/2024(b)	17,780,993

		277,434,587

	Diversified Manufacturing – 1.8%
17,378,362	Cortes NP Acquisition Corp., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.629%, 11/30/2023(b)	16,813,565
21,944,944	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.250%, 6.053%, 7/19/2024(b)	21,231,733
10,483,323	NN, Inc., 2016 Term Loan B, 1-month LIBOR + 3.750%, 6.243%, 10/19/2022(b)	10,238,747
14,935,202	Robertshaw U.S. Holding Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 6.000%, 2/28/2025(b)	13,983,083

		62,267,128

	Electric – 1.9%
3,791,000	Carroll County Energy LLC, Term Loan B, Prime + 2.500%, 8.000%, 2/15/2026(b)	3,781,522
12,524,610	CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 6.017%, 8/08/2025(b)	12,274,118
2,695,000	Edgewater Generation LLC, Term Loan, 12/13/2025(c)	2,684,894
7,763,000	Edgewater Generation LLC, Term Loan, 1-month LIBOR + 3.750%, 6.243%, 12/13/2025(b)	7,733,889
6,882,000	Mirion Technologies, Inc., 2019 Term Loan B, 2/28/2026(c)	6,873,397
14,816,112	Mirion Technologies, Inc., Term Loan B, 3-month LIBOR + 4.750%, 7.553%, 3/31/2022(b)	14,519,790
7,571,000	Oregon Clean Energy LLC, Term Loan, 2/13/2026(c)	7,514,217
10,062,934	Revere Power LLC, Term Loan B, 1/31/2026(c)	9,937,148
1,582,934	Revere Power LLC, Term Loan C, 1/31/2026(c)	1,563,147

		66,882,122

	Environmental – 0.6%
10,490,053	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 6.553%, 5/09/2025(b)	9,213,728
4,224,525	USS Ultimate Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.243%, 8/25/2024(b)	4,213,963
9,723,070	Zep, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.803%, 8/12/2024(b)	8,426,693

		21,854,384

	Financial Other – 2.3%
17,776,412	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.493%, 2/28/2025(b)	17,332,002
16,232,551	AqGen Ascensus, Inc., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.993%, 12/03/2022(b)	16,110,806
10,979,549	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.879%, 3/04/2022(b)	10,910,927

Principal Amount	Description	Value (†)
Senior Loans – continued
	Financial Other – continued
$13,018,299	LifeMiles Ltd., Term Loan B, 3-month LIBOR + 5.500%, 8.303%, 8/18/2022(b)	$13,067,118
9,949,131	Resolute Investment Managers, Inc., 2017 1st Lien Term Loan B, 3-month LIBOR + 3.250%, 6.053%, 4/30/2022(b)	9,961,568
13,372,026	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 2-month LIBOR + 3.000%, 5.634%, 11/21/2024(b)	12,837,145

		80,219,566

	Food & Beverage – 1.6%
9,994,304	AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.250%, 5.743%, 12/13/2023(b)	9,619,518
4,714,587	AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1-month LIBOR + 3.250%, 5.743%, 12/13/2023(b)	4,543,684
3,863,934	Arctic Glacier U.S.A., Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.993%, 3/20/2024(b)	3,786,655
2,000,000	Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 3-month LIBOR + 3.500%, 6.267%, 7/07/2024(b)	1,995,000
8,501,000	CPM Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.243%, 11/15/2025(b)	8,389,467
9,910,029	High Liner Foods, Inc., Refi Term Loan B, 3-month LIBOR + 3.250%, 6.041%, 4/24/2021(g)	8,093,223
14,514,848	Proampac PG Borrower LLC, 2016 1st Lien Term Loan, LIBOR + 3.500%, 6.139%, 11/18/2023(a)	14,233,696
6,679,423	Sigma Bidco BV, 2018 USD Term Loan B2, 3-month LIBOR + 3.000%, 5.797%, 7/02/2025(b)	6,608,487

		57,269,730

	Health Insurance – 0.6%
20,000,000	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.743%, 12/31/2025(b)	19,893,000

	Healthcare – 4.2%
15,654,635	Argon Medical Devices, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.750%, 6.243%, 1/23/2025(b)	15,543,801
8,641,389	ATI Holdings Acquisition, Inc., 2016 Term Loan, 1-month LIBOR + 3.500%, 5.981%, 5/10/2023(b)	8,446,958
10,824,203	BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.879%, 3/18/2024(b)	10,526,537
14,460,469	Carestream Dental Equipment, Inc, 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 6.053%, 9/01/2024(b)	13,882,050
4,930,743	Civitas Solutions, Inc., Term Loan B, 2/05/2026(c)	4,947,162
306,257	Civitas Solutions, Inc., Term Loan C, 2/05/2026(c)	307,277
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.490%, 8/15/2025(b)	2,256,000
6,185,341	Explorer Holdings, Inc., 2016 Term Loan B, 3-month LIBOR + 3.750%, 6.553%, 5/02/2023(b)	6,185,341
2,379,000	Gentiva Health Services, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.500%, 7/02/2026(b)	2,417,659
9,406,279	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 6.063%, 6/28/2024(b)	9,288,700
17,468,927	HC Group Holdings III, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.243%, 4/07/2022(b)	17,250,566

Principal Amount	Description	Value (†)
Senior Loans – continued
	Healthcare – continued
$6,255,244	NMSC Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.000%, 7.594%, 4/19/2023(b)	$6,247,425
12,975,836	Onex TSG Holdings II Corp., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.493%, 7/31/2022(b)	12,846,077
11,352,463	Surgery Center Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 3.250%, 5.750%, 9/02/2024(b)	11,063,884
7,339,936	Tecomet Inc., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 6.017%, 5/01/2024(b)	7,275,711
16,512,615	Verscend Holding Corp., 2018 Term Loan B, 1-month LIBOR + 4.500%, 6.993%, 8/27/2025(b)	16,533,256

		145,018,404

	Home Construction – 0.5%
4,638,661	Fastener Acquisition, Inc., 2018 1st Lien Term Loan, LIBOR + 4.250%, 6.920%, 3/28/2025(a)	4,545,888
5,264,943	Hayward Industries, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.993%, 8/05/2024(b)	5,194,183
6,239,829	LBM Borrower LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.243%, 8/20/2022(b)	6,086,454

		15,826,525

	Independent Energy – 1.0%
11,400,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 7.243%, 12/31/2022(b)	11,209,962
6,160,000	California Resources Corp., Second Out Term Loan, 1-month LIBOR + 10.375%, 12.868%, 12/31/2021(b)	6,456,481
23,593,712	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.490%, 3/01/2024(b)	18,712,881

		36,379,324

	Industrial Other – 5.7%
16,745,531	ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 1-month LIBOR + 3.500%, 5.993%, 9/26/2024(b)	16,484,133
17,002,000	ASP Unifrax Holdings, Inc., Term Loan B, 3-month LIBOR + 3.750%, 6.528%, 12/12/2025(b)	16,183,864
14,258,930	Capri Finance LLC, USD 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.994%, 11/01/2024(b)	14,033,211
10,503,481	CIBT Global, Inc., 2017 Term Loan, 2-month LIBOR + 3.750%, 6.548%, 6/03/2024(g)	10,240,894
4,579,333	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.481%, 11/22/2021(b)	4,121,400
16,876,831	Diamond (BC) B.V., USD Term Loan, LIBOR + 3.000%, 5.744%, 9/06/2024(a)	16,251,038
12,744,157	GI Revelation Acquisition LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.493%, 4/16/2025(b)	12,616,715
17,627,733	Harland Clarke Holdings Corp., Term Loan B7, 3-month LIBOR + 4.750%, 7.553%, 11/03/2023(b)	16,658,208
15,736,800	International Textile Group, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.509%, 5/01/2024(b)	15,382,722
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 1-month LIBOR + 9.000%, 11.509%, 5/01/2025(b)(d)(e)	7,319,180
10,280,340	Loparex Holding B.V., 2018 Term Loan, 3-month LIBOR + 4.250%, 7.053%, 4/11/2025(b)	10,267,490

Principal Amount	Description	Value (†)
Senior Loans – continued
	Industrial Other – continued
$18,511,605	LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.993%, 9/06/2025(b)	$18,071,954
1,205,107	Merrill Communications LLC, 2015 Term Loan, 3-month LIBOR + 5.250%, 7.994%, 6/01/2022(b)	1,208,120
13,785,595	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 8.244%, 5/11/2023(b)	13,751,131
18,170,800	Savage Enterprises LLC, 2018 1st Lien Term Loan B, 1-month LIBOR + 4.500%, 7.020%, 8/01/2025(b)	18,231,309
9,078,482	WireCo WorldGroup, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.493%, 9/30/2023(b)	9,069,948

		199,891,317

	Internet & Data – 3.4%
6,731,905	CareerBuilder, LLC, Term Loan, 3-month LIBOR + 6.750%, 9.553%, 7/31/2023(b)	6,706,660
5,423,000	EagleView Technology Corp., 2018 Add On Term Loan B, 1-month LIBOR + 3.500%, 5.981%, 8/14/2025(b)	5,294,204
22,618,115	EIG Investors Corp., 2018 1st Lien Term Loan, LIBOR + 3.750%, 6.388%, 2/09/2023(a)	22,521,988
19,743,305	MH Sub I LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.240%, 9/13/2024(b)	19,611,815
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 7.500%, 9.990%, 9/15/2025(b)	8,675,475
20,393,496	NeuStar, Inc., 2018 Term Loan B4, 1-month LIBOR + 3.500%, 5.993%, 8/08/2024(b)	19,526,773
12,838,048	NeuStar, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.493%, 8/08/2025(b)	12,549,192
6,949,000	WeddingWire, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.500%, 7.290%, 12/19/2025(b)	6,940,314
15,678,705	Zacapa LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.000%, 7.803%, 7/02/2025(b)	15,704,888

		117,531,309

	Leisure – 1.6%
12,249,973	CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 6.385%, 7/08/2022(a)	11,474,182
7,850,316	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, LIBOR + 8.250%, 10.921%, 7/10/2023(a)	7,078,395
19,578,208	Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.990%, 7/03/2024(b)	19,443,705
14,182,205	Leslie’s Poolmart, Inc., 2016 Term Loan, 2-month LIBOR + 3.500%, 6.079%, 8/16/2023(b)	13,777,020
5,622,128	Recess Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 6.398%, 9/29/2024(a)	5,537,796

		57,311,098

	Lodging – 0.2%
8,635,000	Aimbridge Acquisition Co., Inc., 2019 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.259%, 2/01/2026(b)	8,618,853

	Media Entertainment – 3.7%
9,147,846	ALM Media Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.500%, 7.303%, 7/31/2020(b)	8,576,106

Principal Amount	Description	Value (†)
Senior Loans – continued
	Media Entertainment – continued
$3,729,217	Alpha Media LLC, 2016 Term Loan, LIBOR + 6.500%, 9.077%, 2/25/2022(a)	$3,667,051
20,206,521	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 1-month LIBOR + 4.250%, 6.740%, 6/07/2023(b)	18,621,522
15,985,735	Comet Bidco Ltd., 2018 USD Term Loan B, 3-month LIBOR + 5.000%, 7.629%, 9/30/2024(b)	15,586,091
1,597,881	Extreme Reach, Inc., 1st Lien Term Loan, 1-month LIBOR + 6.250%, 8.750%, 2/07/2020(b)	1,556,944
21,078,000	Extreme Reach, Inc., 2nd Lien Term Loan, 1-month LIBOR + 10.000%, 12.493%, 1/24/2021(b)	18,785,767
19,983,073	Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 1-month LIBOR + 3.000%, 5.493%, 5/31/2021(b)	18,884,004
15,170,376	LSC Communications, Inc., 2017 Term Loan B, 1-month LIBOR + 5.500%, 7.993%, 9/30/2022(b)	15,075,561
22,036,194	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 1-month LIBOR + 4.000%, 6.493%, 5/04/2022(b)	20,260,958
8,703,154	Project Sunshine IV PTY Ltd., 2017 Term Loan B, 1-month LIBOR + 7.000%, 9.493%, 8/21/2022(b)	8,659,639

		129,673,643

	Metals & Mining – 1.5%
11,509,100	American Rock Salt Co. LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.243%, 3/21/2025(b)	11,458,805
4,890,000	AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 2/01/2025(c)	4,816,650
17,764,586	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.993%, 2/12/2025(b)	17,697,969
2,000,000	Phoenix Services International LLC, Term Loan, 3/01/2025(c)	1,981,260
18,112,157	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.500%, 5/01/2025(b)	17,156,741

		53,111,425

	Midstream – 1.8%
21,966,603	BCP Raptor LLC, Term Loan B, 3-month LIBOR + 4.250%, 6.879%, 6/24/2024(b)	20,955,260
19,433,345	Brazos Delaware II LLC, Term Loan B, 1-month LIBOR + 4.000%, 6.482%, 5/21/2025(b)	18,619,671
1,658,468	EIG Management Company LLC, 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.240%, 2/22/2025(b)	1,648,799
8,423,114	Limetree Bay Terminals LLC, 2017 Term Loan B, 1-month LIBOR + 4.000%, 6.493%, 2/15/2024(b)	8,010,718
16,313,454	Lucid Energy Group II LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.490%, 2/17/2025(b)	15,197,777

		64,432,225

	Oil Field Services – 0.8%
30,279,890	Covia Holdings Corp., Term Loan, 3-month LIBOR + 3.750%, 6.553%, 6/01/2025(b)	26,207,245

	Packaging – 1.9%
12,514,369	Flex Acquisition Co., Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.250%, 5.759%, 6/29/2025(b)	12,311,010

Principal Amount	Description	Value (†)
Senior Loans – continued
	Packaging – continued
$6,063,743	PLZ Aeroscience Corp., USD Term Loan, 1-month LIBOR + 3.500%, 6.009%, 7/31/2022(b)	$6,003,106
16,712,587	Spectrum Holdings III Corp., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.743%, 1/31/2025(b)	16,033,722
16,523,411	Titan Acquisition Ltd., 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.493%, 3/28/2025(b)	15,862,474
14,746,055	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.551%, 11/30/2023(g)	14,687,660

		64,897,972

	Pharmaceuticals – 0.7%
9,438,793	Akorn, Inc., Term Loan B, 1-month LIBOR + 5.500%, 8.000%, 4/16/2021(b)	7,515,639
17,714,488	Endo Luxembourg Finance Co. I S.a.r.l., 2017 Term Loan B, 1-month LIBOR + 4.250%, 6.750%, 4/29/2024(b)	17,725,648

		25,241,287

	Property & Casualty Insurance – 2.4%
3,238,932	Broadstreet Partners, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.743%, 11/08/2023(b)	3,230,835
19,157,387	Confie Seguros Holding II Co., 2016 Term Loan B, 3-month LIBOR + 4.750%, 7.379%, 4/19/2022(b)	19,090,337
2,375,000	Cypress Intermediate Holdings III, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 9.243%, 4/27/2025(b)	2,360,156
20,567,168	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 6.000%, 12/20/2024(b)	20,512,460
17,169,751	Mitchell International, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.743%, 11/29/2024(b)	16,729,862
21,423,519	York Risk Services Holding Corp., Term Loan B, 1-month LIBOR + 3.750%, 6.243%, 10/01/2021(b)	20,291,072

		82,214,722

	REITs – 0.4%
14,191,432	Forest City Enterprises LP, Term Loan B, 1-month LIBOR + 4.000%, 6.512%, 12/07/2025(b)	14,244,650

	Restaurants – 3.1%
15,052,149	Big Jack Holdings LP, 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.750%, 4/05/2024(b)	14,562,954
8,427,000	Bojangles’ Restaurants, Inc., Term Loan, 1-month LIBOR + 4.750%, 7.243%, 1/07/2026(b)	8,427,000
16,905,233	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.993%, 6/27/2025(b)	16,498,493
9,915,956	NPC International, Inc., 1st Lien Term Loan, LIBOR + 3.500%, 6.051%, 4/19/2024(a)	9,301,166
16,302,499	Portillo’s Holdings LLC, 1st Lien Term Loan, 3-month LIBOR + 4.500%, 7.303%, 8/02/2021(b)	16,200,609
12,504,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 10.803%, 8/01/2022(b)	12,316,440
21,093,267	Red Lobster Management LLC, Term Loan B, 1-month LIBOR + 5.250%, 7.743%, 7/28/2021(b)	20,882,335
11,517,509	TMK Hawk Parent Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 6.000%, 8/28/2024(b)	9,951,128

		108,140,125

Principal Amount	Description	Value (†)
Senior Loans – continued
	Retailers – 4.9%
$16,289,999	Academy Ltd., 2015 Term Loan B, 1-month LIBOR + 4.000%, 6.511%, 7/01/2022(g)	$11,280,824
17,061,927	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.803%, 2/10/2023(b)	16,322,634
17,212,163	At Home Holding III, Inc., Term Loan, 3-month LIBOR + 3.500%, 6.244%, 6/03/2022(b)	16,867,919
24,994,276	Bass Pro Group LLC, Term Loan B, 1-month LIBOR + 5.000%, 7.493%, 9/25/2024(b)	24,911,045
21,033,255	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.743%, 8/14/2023(b)	20,086,759
2,104,103	EG Finco Ltd., 2018 USD Term Loan, 3-month LIBOR + 4.000%, 6.813%, 2/07/2025(b)	2,047,566
13,036,488	EG Group Ltd., 2018 USD Term Loan B, 3-month LIBOR + 4.000%, 6.813%, 2/07/2025(b)	12,686,197
16,226,460	Hillman Group, Inc. (The), 2018 Term Loan B, 3-month LIBOR + 4.000%, 6.803%, 5/31/2025(b)	15,666,647
10,136,046	Neiman Marcus Group Ltd. LLC, 2020 Term Loan, 1-month LIBOR + 3.250%, 5.763%, 10/25/2020(b)	9,294,349
10,165,034	PetSmart, Inc., Term Loan B2, 1-month LIBOR + 3.000%, 5.520%, 3/11/2022(b)	8,654,104
23,049,495	Staples, Inc., 2017 Term Loan B, 1-month LIBOR + 4.000%, 6.509%, 9/12/2024(b)	22,867,865
11,278,310	The Talbots, Inc., 2018 Term Loan B, 1-month LIBOR + 7.000%, 9.493%, 11/28/2022(b)(d)(e)	10,939,960

		171,625,869

	Supermarkets – 0.4%
16,208,365	BI-LO Holding LLC, Exit Term Loan B, 3-month LIBOR + 8.000%, 10.766%, 5/31/2024(g)	15,546,577

	Technology – 10.2%
12,948,838	Almonde, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 6.303%, 6/13/2024(b)	12,807,566
14,980,000	Almonde, Inc., USD 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 10.053%, 6/13/2025(b)	14,711,558
7,100,000	Aptean, Inc., 2016 2nd Lien Term Loan, 3-month LIBOR + 9.500%, 12.310%, 12/14/2023(b)	7,111,857
7,213,700	Aptean, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.250%, 7.060%, 12/20/2022(b)	7,210,670
14,719,000	Brooks Automation, Inc., 2019 Term Loan B, 3-month LIBOR + 3.000%, 5.690%, 10/04/2024(b)	14,645,405
17,488,000	CommScope, Inc., 2019 Term Loan B, 2/06/2026(c)	17,531,720
14,196,875	Corel Corp., 2018 1st Lien Term Loan B, 3-month LIBOR + 5.000%, 7.629%, 6/04/2024(b)	14,161,383
9,444,800	DigiCert, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.493%, 10/31/2025(b)	9,137,844
9,120,816	DigiCert, Inc., 2017 Term Loan B1, 1-month LIBOR + 4.000%, 6.493%, 10/31/2024(b)	9,052,409
18,240,774	Greeneden U.S. Holdings II LLC, 2018 USD Term Loan B, 1-month LIBOR + 3.250%, 5.743%, 12/01/2023(b)	18,026,445
14,143,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.493%, 7/07/2025(b)	14,058,807

Principal Amount	Description	Value (†)
Senior Loans – continued
	Technology – continued
$8,474,347	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.547%, 4/01/2022(b)	$6,588,805
11,140,583	IQOR U.S., Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.797%, 4/01/2021(b)	10,374,668
11,267,667	McAfee LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.993%, 9/29/2025(b)	11,394,428
14,684,572	McAfee LLC, 2018 USD Term Loan B, 1-month LIBOR + 3.750%, 6.243%, 9/30/2024(b)	14,707,480
9,758,543	NAVEX TopCo, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.750%, 9/05/2025(b)	9,578,595
17,811,900	Oberthur Technologies S.A., 2016 USD Term Loan B1, 3-month LIBOR + 3.750%, 6.553%, 1/10/2024(b)	17,495,739
14,056,052	Ocean Bidco, Inc., 2018 USD Term Loan, 2-month LIBOR + 4.750%, 7.384%, 3/21/2025(b)	13,786,597
13,898,008	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.994%, 5/16/2025(b)	13,819,901
15,530,000	Rocket Software, Inc., 2018 Term Loan, 1-month LIBOR + 4.250%, 6.743%, 11/28/2025(b)	15,520,371
15,234,661	SciQuest, Inc., 2017 Term Loan, 1-month LIBOR + 4.000%, 6.493%, 12/28/2024(b)	14,929,968
15,693,674	Sirius Computer Solutions, Inc., 2016 Term Loan, 1-month LIBOR + 4.250%, 6.743%, 10/30/2022(b)	15,719,883
17,000,000	Sophia LP, 2017 Term Loan B, 3-month LIBOR + 3.250%, 6.053%, 9/30/2022(b)	16,941,520
9,102,838	SurveyMonkey, Inc., 2018 Term Loan B, 1-week LIBOR + 3.750%, 6.170%, 10/10/2025(b)	9,000,431
17,848,255	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.683%, 8/20/2025(b)	17,768,652
14,148,321	Veritas Bermuda Ltd., USD Repriced Term Loan B, LIBOR + 4.500%, 7.070%, 1/27/2023(a)	13,264,051
14,851,000	Web.com Group, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.267%, 10/10/2025(b)	14,739,617

		354,086,370

	Transportation Services – 1.9%
12,586,808	AI Mistral Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.000%, 5.493%, 3/09/2024(b)	11,658,530
13,015,894	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.493%, 5/01/2024(b)	12,983,354
4,073,000	Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, 3-month LIBOR + 6.000%, 8.693%, 6/15/2023(b)	4,022,088
6,988,362	Transplace Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.231%, 10/07/2024(b)	6,944,685
2,000,000	Uber Technologies, 2018 Term Loan, 4/04/2025(c)	2,000,000
17,410,935	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.517%, 4/04/2025(b)	17,410,935
9,525,980	Verra Mobility Corporation, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.243%, 2/28/2025(b)	9,557,701

		64,577,293

	Utility Other – 0.3%
8,738,000	Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.243%, 8/01/2025(b)	8,746,214

Principal Amount	Description	Value (†)
Senior Loans – continued
	Wireless – 1.2%
$33,587,391	Asurion LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.993%, 8/04/2025(b)	$34,084,149
8,188,000	Sprint Communications, Inc., 2018 Term Loan B, 2/02/2024(c)	8,085,650

		42,169,799

	Wirelines – 0.4%
15,297,790	Avaya, Inc., 2018 Term Loan B, LIBOR + 4.250%, 6.780%, 12/15/2024(a)	15,271,172

	Total Senior Loans (Identified Cost $3,233,269,814)	3,136,801,108

Bonds and Notes – 5.8%
	Automotive – 0.6%
24,071,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	22,867,450

	Chemicals – 0.8%
17,955,000	Alpha 2 BV, 9.500% PIK, 8.750% Cash, 6/01/2023, 144A(h)	17,191,912
14,235,000	Hexion, Inc., 6.625%, 4/15/2020	12,135,338

		29,327,250

	Financial Other – 0.5%
18,440,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	18,762,700

	Independent Energy – 0.2%
10,675,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A(d)(e)	6,327,713

	Industrial Other – 0.1%
1,935,000	Harland Clarke Holdings Corp., 9.250%, 3/01/2021, 144A	1,915,650

	Media Entertainment – 0.6%
9,690,000	CBS Radio, Inc., 7.250%, 11/01/2024, 144A	9,593,100
12,100,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024, 144A	12,689,875

		22,282,975

	Metals & Mining – 0.5%
13,095,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022, 144A	12,178,350
5,000,000	Petra Diamonds U.S. Treasury PLC, REGS, 7.250%, 5/01/2022	4,650,000

		16,828,350

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
9,084,857	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 9.415%, 8/15/2019, 144A(b)	9,170,645

	Oil Field Services – 0.2%
5,625,000	Petroleum Geo-Services ASA, 7.375%, 12/15/2020, 144A	5,456,250

	Packaging – 0.5%
17,565,000	ARD Finance S.A., 7.875% PIK, 7.125% Cash, 9/15/2023(h)	17,608,912

	Property & Casualty Insurance – 1.0%
26,085,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	22,828,549

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Property & Casualty Insurance – continued
$15,093,000	York Risk Services Holding Corp., 8.500%, 10/01/2022, 144A	$11,923,470

		34,752,019

	Technology – 0.1%
2,827,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	2,063,710

	Wirelines – 0.4%
42,798,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A(i)	10,271,520
5,000,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(i)	2,975,000

		13,246,520

	Total Bonds and Notes (Identified Cost $230,733,950)	200,610,144

Shares
Common Stocks – 0.2%
	Energy Equipment & Services – 0.1%
61,854	Ameriforge Group, Inc.(d)(e)(i)	3,401,970

	Oil, Gas & Consumable Fuels – 0.1%
456,710	Blue Ridge Mountain Resource, Inc.(f)(i)(j)(k)	2,364,982

	Specialty Retail – 0.0%
1,790,513	Onsite Rental Group Pty Ltd.(d)(f)(i)(j)(k)	—

	Total Common Stocks (Identified Cost $10,440,606)	5,766,952

Principal Amount
Short-Term Investments – 3.9%
$136,731,214	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2019 at 1.500% to be repurchased at $136,736,912 on 3/01/2019 collateralized by $119,420,000 U.S. Treasury Note, 2.875% due 11/15/2021 valued at $121,596,071; $17,710,000 U.S. Treasury Note, 2.625% due 12/15/2021 valued at $17,872,348 including accrued interest(l) (Identified Cost $136,731,214)	136,731,214

	Total Investments – 99.9% (Identified Cost $3,611,175,584)	3,479,909,418
	Other assets less liabilities – 0.1%	3,487,005

	Net Assets – 100.0%	$3,483,396,423

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of February 28, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$30,504,066	0.9%	$2,364,982	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2019. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(b)	Variable rate security. Rate as of February 28, 2019 is disclosed.
(c)	Position is unsettled. Contract rate was not determined at February 28, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At February 28, 2019, the value of these securities amounted to $30,504,066 or 0.9% of net assets.
(f)	Securities subject to restriction on resale. At February 28, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Blue Ridge Mountain Resource, Inc.	May 13, 2016	$8,178,004	$2,364,982	0.1%
Onsite Rental Group Pty Ltd.	November 03, 2017	—	—	—
Onsite Rental Group Pty Ltd., Notes	November 03, 2017	2,384,581	2,515,243	0.1%

(g)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2019.
(h)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended February 28, 2019, interest payments were made in cash.

(i)	Non-income producing security.
(j)	Fair valued by the Fund’s adviser. At February 28, 2019, the value of these securities amounted to $2,364,982 or 0.1% of net assets.
(k)	Level 3 security. Value has been determined using significant unobservable inputs.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the value of Rule 144A holdings amounted to $168,731,137 or 4.8% of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans*	$—	$3,136,801,108	$—		$3,136,801,108
Bonds and Notes*	—	200,610,144	—		200,610,144
Common Stocks
Oil, Gas & Consumable Fuels	—	—	2,364,982	(a)	2,364,982
Specialty Retail	—	—	—	(b)	—
Energy Equipment & Services	—	3,401,970	—		3,401,970

Total Common Stocks	—	3,401,970	2,364,982		5,766,952

Short-Term Investments	—	136,731,214	—		136,731,214

Total	$—	$3,477,544,436	$2,364,982		$3,479,909,418

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using level 3 inputs.
(b)	Fair valued at zero by the Fund’s adviser using level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2018 and/or February 28, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at February 28, 2019
Common Stocks
Oil, Gas & Consumable Fuels	$—		$—	$—	$207,027	$—	$—	$2,157,955	$—	$2,364,982		$207,027
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$—		$—	$—	$207,027	$—	$—	$2,157,955	$—	$2,364,982		$207,027

(a)	Fair Valued at zero.

A common stock valued at $2,157,955 was transferred from Level 2 to Level 3 during the period ended February 28, 2019. At November 30, 2018, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At February 28, 2019, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of beginning of the reporting period.

Industry Summary at February 28, 2019 (Unaudited)

Technology	10.3%
Consumer Products	8.0
Consumer Cyclical Services	8.0
Automotive	5.8
Industrial Other	5.8
Retailers	4.9
Media Entertainment	4.3
Healthcare	4.2
Internet & Data	3.4
Property & Casualty Insurance	3.4
Building Materials	3.2
Restaurants	3.1
Financial Other	2.8
Packaging	2.4
Chemicals	2.3
Metals & Mining	2.0
Other Investments, less than 2% each	22.1
Short-Term Investments	3.9

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2019 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 94.4% of Net Assets
	Aerospace & Defense – 4.0%
37,815	General Dynamics Corp.	$6,436,869
12,150	Raytheon Co.	2,265,975

		8,702,844

	Banks – 2.2%
74,625	Citigroup, Inc.	4,774,508

	Biotechnology – 2.9%
80,850	AbbVie, Inc.	6,406,554

	Capital Markets – 4.6%
167,575	Charles Schwab Corp. (The)	7,710,126
13,500	Moody’s Corp.	2,337,120

		10,047,246

	Chemicals – 8.9%
51,000	Ecolab, Inc.	8,614,410
25,040	Sherwin-Williams Co. (The)	10,847,328

		19,461,738

	Diversified Financial Services – 4.9%
53,535	Berkshire Hathaway, Inc., Class B(a)	10,776,595

	Diversified Telecommunication Services – 5.0%
350,639	AT&T, Inc.	10,911,886

	Entertainment – 8.9%
106,375	Electronic Arts, Inc.(a)	10,188,597
82,175	Walt Disney Co. (The)	9,272,627

		19,461,224

	Health Care Providers & Services – 4.9%
44,365	UnitedHealth Group, Inc.	10,746,090

	Industrial Conglomerates – 5.7%
38,835	Roper Technologies, Inc.	12,568,948

	IT Services – 2.7%
26,775	MasterCard, Inc., Class A	6,018,217

	Life Sciences Tools & Services – 3.3%
27,655	Thermo Fisher Scientific, Inc.	7,178,408

	Multiline Retail – 2.9%
65,675	Dollar Tree, Inc.(a)	6,326,473

	Oil, Gas & Consumable Fuels – 10.9%
671,600	Cameco Corp.	7,783,844
229,775	Enterprise Products Partners LP	6,353,279

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
1,516,075	Kosmos Energy Ltd.(a)	$9,702,880

		23,840,003

	Personal Products – 2.2%
30,875	Estee Lauder Cos., Inc. (The), Class A	4,845,523

	REITs - Diversified – 3.5%
470,025	New Residential Investment Corp.	7,774,214

	Road & Rail – 4.1%
265,850	Knight-Swift Transportation Holdings, Inc.	8,940,535

	Semiconductors & Semiconductor Equipment – 3.0%
62,850	Texas Instruments, Inc.	6,648,273

	Software – 4.9%
96,925	Microsoft Corp.	10,858,508

	Specialty Retail – 4.9%
57,610	Home Depot, Inc. (The)	10,665,915

	Total Common Stocks (Identified Cost $187,740,951)	206,953,702

Principal Amount
Short-Term Investments – 5.9%
$12,848,272	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2019 at 1.500% to be repurchased at $12,848,808 on 3/01/2019 collateralized by $12,875,000 U.S. Treasury Note, 2.875% due 11/15/2021 valued at $13,109,608 including accrued interest(b) (Identified Cost $12,848,272)	12,848,272

	Total Investments – 100.3% (Identified Cost $200,589,223)	219,801,974
	Other assets less liabilities – (0.3)%	(576,757)

	Net Assets – 100.0%	$219,225,217

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Funds will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs Real Estate Investment Trusts

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$206,953,702	$—	$—	$206,953,702
Short-Term Investments	—	12,848,272	—	12,848,272

Total	$206,953,702	$12,848,272	$—	$219,801,974

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at February 28, 2019 (Unaudited)

Oil, Gas & Consumable Fuels	10.9%
Chemicals	8.9
Entertainment	8.9
Industrial Conglomerates	5.7
Diversified Telecommunication Services	5.0
Software	4.9
Diversified Financial Services	4.9
Health Care Providers & Services	4.9
Specialty Retail	4.9
Capital Markets	4.6
Road & Rail	4.1
Aerospace & Defense	4.0
REITs - Diversified	3.5
Life Sciences Tools & Services	3.3
Semiconductors & Semiconductor Equipment	3.0
Biotechnology	2.9
Multiline Retail	2.9
IT Services	2.7
Personal Products	2.2
Banks	2.2
Short-Term Investments	5.9

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 22, 2019